Prepayments and Other Assets - Schedule of Prepayments and Other Assets (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2014
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Low-interest employee loan repayable period	10 years
Share repurchase program amount	$ 20,000,000
Prepaid amount to security broker	$ 1,000,000